INCOME TAX (Details 1)	12 Months Ended
Jun. 30, 2015
Federal statutory rate	(34.00%)
State income taxes, net of federal	0.00%
Valuation allowance	34.00%
Effective Income Tax Rate Reconciliation, Deduction, Percent, Total	0.00%